Intangible assets - Additional Information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) scenario	Dec. 31, 2021 category	Nov. 30, 2022 category
Disclosure of detailed information about intangible assets [line items]
Number of different CGU's | category		6	5
Explanation of period over which management has projected cash flows	The recoverable amount of the Group’s CGUs as of November 30, 2022 and as of December 31, 2021 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management, covering a period of 5 years in 2022, and from 5 to 10 years in 2021, depending on the characteristics of each CGU.
Discounted cash flow projection period	5 years
Forecast period over cash flow to equity	5 years
Number Of Independent Scenarios | scenario	4
Impairment loss of subsidiaries	R$ 84,776
Decrease In Amortization Expense	R$ 28,783
Increased average annual cash flow growth	1000.00%
Decrease in average annual cash flow growth	850.00%
Minimum
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period		5 years
Decrease of perpetuity rate	50.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period		10 years
Increased pre-tax discount rate	100.00%
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Description of growth rate used to extrapolate cash flow projections	6.00%
Decrease percentage over cash flow to equity year one	1000.00%
Decrease in value of expected synergies originated in business combination, percent	10.00%
Impairment loss of subsidiaries	R$ 28,071
Cash-generating units | Minimum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	12.20%	10.50%
Description of growth rate used to extrapolate cash flow projections		4.30%
Cash-generating units | Maximum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	14.40%	18.00%
Description of growth rate used to extrapolate cash flow projections		6.50%
CGU 1 - Linx Group
Disclosure of detailed information about intangible assets [line items]
Number of operation reportable segment	two
Forecast period over cash flow to equity	5 years
CGU 3 - Questor
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	12.50%
Perpetuity rate up	5.53%
Carrying amount of subsidiaries	R$ 481,202
Impairment loss of subsidiaries	R$ 693,776
CGU 3 - Questor | Minimum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	12.20%
Perpetuity rate up	5.50%
CGU 3 - Questor | Maximum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	13.20%
Perpetuity rate up	6.00%